Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VII
Entity Central Index Key	0001561785
Document Period End Date	Jun. 30, 2024
C000122820 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Global Tactical Commodity Strategy Fund
Class Name	First Trust Global Tactical Commodity Strategy Fund
Trading Symbol	FTGC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Global Tactical Commodity Strategy Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTGC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTGC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Global Tactical Commodity Strategy Fund	$49	0.95%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 2,375,324,474
Holdings Count | Holding	45
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$2,375,324,474
Total number of portfolio holdings	45
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total exposure of the Fund, respectively.
Fund Allocation
U.S. Government Bonds and Notes	52.3%
U.S. Treasury Bills	16.8%
Money Market Funds	22.1%
Net Other Assets and Liabilities(1)	8.8%
Total	100.0%
(1)  Includes variation margin on futures contracts.
(2)  Futures exposure is calculated on the notional value as a percentage of total notional exposure.

C000168150 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Alternative Absolute Return Strategy ETF
Class Name	First Trust Alternative Absolute Return Strategy ETF
Trading Symbol	FAAR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Alternative Absolute Return Strategy ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alternative Absolute Return Strategy ETF	$49	0.95%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[2]
Net Assets	$ 123,878,108
Holdings Count | Holding	38
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$123,878,108
Total number of portfolio holdings	38
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and total exposure of the Fund, respectively.
Fund Allocation
U.S. Government Bonds and Notes	67.2%
Money Market Funds	28.5%
Net Other Assets and Liabilities(1)	4.3%
Total	100.0%
(1)  Includes variation margin on futures contracts.
(2)  Futures exposure is calculated on the notional value as a percentage of total notional exposure.

[1]	Annualized.
[2]	Annualized.